Note 15 - Acquired Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 15 - Acquired Intangible Assets, Net (Details) [Line Items]
Amortization of Intangible Assets	$ 285,088	$ 448,768	$ 432,957
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	393,460
Finite-Lived Intangible Assets, Amortization Expense, Year Two	393,460
Finite-Lived Intangible Assets, Amortization Expense, Year Three	32,788
Impairment of Intangible Assets (Excluding Goodwill)	250,360	1,802,125	$ 0
Disposal		$ 3,149,842
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	250,360
Commodity Trading Right [Member]
Note 15 - Acquired Intangible Assets, Net (Details) [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	$ 250,360